As filed with the Securities and Exchange Commission on June 1, 2018

Registration No. 333-164147

811-7711

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 10

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 62

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT Q

(formerly, John Hancock Variable Annuity Account H)

(Exact name of Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(formerly, The Manufacturers Life Insurance Company (U.S.A.))

(Name of Depositor)

(617) 663-3000

(Depositor’s Telephone Number Including Area Code)

Copy to:

Thomas J. Loftus, Esquire
John Hancock Life Insurance Company (U.S.A.)
38500 Woodward Avenue	601 Congress Street
Bloomfield Hills, Michigan 48304	Boston, MA 02210-2805
(Address of Depositor’s Principal Executive Offices)	(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Variable Annuity Insurance Contracts

The information in this prospectus supplement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus supplement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JUNE 1, 2018

PROSPECTUS SUPPLEMENT

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS Q and T

[Supplement dated August 1, 2018] to PROSPECTUSES dated April 30, 2018

Death Benefit Buy Back Offer

This Supplement applies to REVOLUTION VALUE VARIABLE ANNUITY Contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock”, the “Company” or “we”). It supplements the prospectuses dated April 30th, 2018 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like a copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-528-0198 to request a free copy.

Purpose of this Supplement

This Supplement announces a limited time offer available only to certain contract owners as described in more detail below.

You should carefully read this Supplement before making your decision regarding this Offer. This Offer asks you to terminate your Contract in return for an increase to your Contract Value, as described below. In doing so, you will also lose your death benefit and all Riders you have under the Contract.

When does this offer apply?

For a limited time, John Hancock is offering to ‘buy back’ your Death Benefit according to the terms described below. The Company intends to make this buy back offer (the “Offer”) available for a limited time beginning on or about September 7, 2018 through December 7, 2018 (“Offer Period”).

Who does the Offer apply to?

This Offer applies only to “Eligible Contract Owners.”

An Eligible Contract Owner is any Contract Owner who purchased a Contract on or after September 15, 1999 and who has a death benefit that is greater than their Contract Value “in the money” as of June 30, 2018. An Eligible Contract Owner can have either of these death benefits (singly or together, the “Death Benefit(s)”):

•	A standard Death Benefit, which is included under the Contract for no additional charge; or

•	An Enhanced Death Benefit, which was elected at issue for an additional charge.

In this Supplement, we also refer to Eligible Contract Owners as “you” or “your”. For information on these Death Benefits and any other Riders you may have elected, see Schedule A.

What does this Offer entail?

We are offering to buy back your Death Benefit for the “Total Offer Amount,” which will equal your Contract Value plus an enhancement amount as described below (the “Enhancement Amount”).

IF YOU ACCEPT THIS OFFER, YOUR CONTRACT, DEATH BENEFIT AND ANY ADDITIONAL RIDERS YOU MAY HAVE ELECTED WILL TERMINATE IN ITS ENTIRETY AND HAVE NO FURTHER VALUE, FORCE OR EFFECT, AS FOLLOWS:

•  Any and all Riders and benefits under your Contract will terminate without value upon your acceptance of the Offer – not just your Death Benefit. This may include one or more of the following Riders under your Contract: Accumulated Value Enhancement (“CareSolutions Plus”) Rider; Earnings Enhancement (“Beneficiary Tax Relief”) Death Benefit Rider; Enhanced Death Benefit Rider, or Guaranteed Retirement Income Benefit Rider (singly or jointly, the “Rider(s)”).

•  We calculate the payment amount based on the value of your Death Benefit. The calculation is not based on the value of any other Rider(s) that will terminate as a condition of your acceptance of the Offer.

•  We will waive any applicable surrender charges, any pro-rated charges, and any applicable negative market value adjustment for any amounts invested in the Fixed Investment Option.

•  If you have not reached age 59 1⁄2, a 10% penalty tax (in addition to any income tax due) generally applies to any taxable portion of the Total Offer Amount.

How is the Enhancement Amount calculated?

The Enhancement Amount that will be added to your Contract Value is calculated by multiplying the “Applicable Percentage,” which is based on your attained age (see table below), against the applicable Net Amount at Risk (“NAR”). The applicable NAR is the difference, if any, between the Death Benefit and the Contract Value as of June 30, 2018.

Attained Owner[1] Age	<29	30-39	40-49	50-59	60-69	70-79	80-89	90-99	100+
Applicable Percentage	30%	30%	30%	35%	40%	50%	70%	80%	100%

1 Owner can include a person or entity such as a Trust. In case of an entity, annuitant age is used.

For example, if you are 65 and your Contract Value is $50,000 and your Death Benefit is $70,000, then your NAR is $20,000 ($70,000 minus $50,000). Your Enhancement Amount would be $8,000, which is 40% (the Applicable Percentage for age 65) x $20,000 (the NAR).

Since the Enhancement Amount is calculated based on the NAR as of June 30, 2018, it is locked in as of that date and will stay the same throughout the Offer Period.

We will never apply less than a minimum Enhancement Amount of $250. This means that even if your Enhancement Amount calculation produces an amount less than $250, we will still add $250 to your Contract Value to calculate the Total Offer Amount.

Please see Schedule B for further details.

Why is John Hancock making this Offer?

We believe that this Offer may be mutually beneficial to us and any Eligible Contract Owners who no longer need or want the guarantees provided by the Contract, the Death Benefit, and, if applicable, the Rider(s).

John Hancock would receive a financial benefit because past market conditions and the ongoing low interest rate environment make continuing to provide these benefits costly to us. We expect making the Offer and payment of any Enhancement Amounts to be less costly to us than continuing to guarantee the benefits.

Am I eligible for this Offer?

You are eligible for the Offer if:

•	You are the owner of a Contract purchased on or after September 15, 1999;
•	Your Contract is still in force;
•	There is no Death Benefit Claim pending;
•	Your Death Benefit is greater than your Contract Value as of June 30, 2018; and
•	You have not annuitized your Contract under the Guaranteed Retirement Income Benefit Rider.

Am I required to accept this Offer?

No, this Offer is voluntary. You are not required to accept this Offer or take any action under your Contract. If you do nothing, we will consider you to have rejected the Offer. If you do not accept this Offer, your Contract, Death Benefit and, if applicable, any Rider(s) you may have elected will continue under the same terms.

If you accept this Offer, your entire Contract, Death Benefit and, if applicable, any Rider(s) you may have elected will terminate and have no further value, force or effect.

How do I accept the Offer and what day’s pricing will I receive?

We will consider your Acceptance in Good Order once we receive your Buy Back Offer Acceptance Form and all other necessary documentation, properly completed and signed, in our Administrative Office at the following address: 30 Dan Road, Suite 55444, Canton, MA 02021-2809

In calculating your Total Offer Amount, we will use your Contract Value on the Business Day that we receive your Acceptance in Good Order. If we receive your Acceptance in Good Order after 4 p.m. Eastern Time, we will determine Contract Value as of the close of the following Business Day.

We will add the Enhancement Amount, which was provided to you in your Offer letter, to this Contract Value amount to determine your Total Offer Amount.

How long do I have to decide?

To accept the Offer, your Acceptance in Good Order must be postmarked no later than December 5, 2018.

What factors should I consider before accepting this Offer?

Prior to accepting the Offer, you should review and understand that you are giving up your Death Benefit (which is either the Standard Death Benefit or the Enhanced Death Benefit Rider), and, if applicable, any additional Rider(s) you may have elected. Please see Schedule A for more information on these and other Riders. You may want to discuss this Offer with your financial representative, any other advisers and your beneficiaries.

Once you have terminated your Contract in exchange for the Total Offer Amount, it cannot be undone: we will not reinstate your Contract and/or benefits.

Some additional factors you may wish to consider:

•	Whether it is still important for you to leave a Death Benefit for your beneficiaries.
•	Whether your current state of health leads you to believe it is likely that you would leave a Death Benefit to your beneficiaries under the Contract.
•	Whether you intend to transfer the Total Offer Amount to a different product which could result in additional sales charges.
•	Whether accepting this Offer would have a negative tax impact.
•	Whether any additional Rider(s) that you may have elected is still important to you, as such Rider(s) may not be available with the same features and at the same charge, if applicable, in a replacement policy. This includes, but is not limited to, whether:
¡	The CARESolutions Plus Rider, which provides additional account value accumulation should you have a qualified disability, and/or
¡	The guaranteed income stream provided through the Guaranteed Retirement Income Benefit Rider, including whether your future income needs have changed or if you have an alternate source to provide any needed income, and
¡	The Total Offer Amount is more important to you than the current value of your Death Benefit and any other Riders.

The Buy Back Offer may not be available in all states, at all times, or through all financial intermediaries. The Company may modify, suspend, or terminate the Buy Back Offer, in whole or in part, at any time prior to receiving your Acceptance in Good Order in our Administrative Office. The Company may also extend the Offer Period in its sole discretion. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein.

What are the tax considerations?

The proceeds you receive when you surrender your Contract may be taxable to you, including the Enhancement Amount. Please consult with your own tax professional to understand the consequences of accepting the Offer. Please see Schedule C for more information on the taxation of distributions from nonqualified Contracts, traditional IRAs, Roth IRAs, and Contracts held in other qualified retirement plans. This information is not intended to serve as, and does not constitute, tax advice or a complete list of all the things that you may want or need to consider in deciding whether to accept the Offer.

You should retain this Supplement for future reference.

[Supplement dated August 1, 2018]

[08/18:VAPSXX]	333-164147 333-164139

SCHEDULE A

You are an Eligible Contract owner if your Death Benefit is in the money. Your Contract has either of the following two Death Benefits:

1.	Standard Death Benefit, at no additional charge.

The standard death benefit under the Contracts is the greater of:

•	your Contract Value, adjusted by any then-applicable market value adjustment; or
•	the total amount of Purchase Payments made, minus any withdrawals and related withdrawal charges.

2.	Enhanced Death Benefit Rider, at an additional charge.

Under this benefit, we will pay the greatest of:

•	the standard death benefit;
•	the amount of each Purchase Payment you have paid accumulated at 5% effective annual interest during the benefit’s measuring period (less any withdrawals you have taken and not including any interest on such amounts after they are withdrawn); or
•	the highest total value of your Contract (adjusted by any market value adjustment) as of any anniversary of your Contract during the benefit’s measuring period, plus any Purchase Payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary.

The benefit’s “measuring period” includes only those Contract Anniversaries that occur (1) before we receive proof of death and (2) before the measuring life turns age 81. If an Owner is also an Annuitant, we generally consider that person to be an “Owner” instead of an “Annuitant” for purposes of determining the benefit’s measuring life.

Your Enhanced Death Benefit Rider may differ in your state. You should refer directly to the Rider we gave you when you purchased your Contract. We will provide you with a copy on request. If you accept the Offer, we will terminate your Contract, Death Benefit and, if applicable, any additional Rider(s) you may have. Such additional Riders include:

1.	Earnings Enhancement Death Benefit Rider

Under this benefit, the death benefit may be increased by an earnings enhancement amount that will vary based on the age of the Owners and Annuitants when you purchased the benefit. In certain marketing materials, this benefit may have been referred to as the “Beneficiary Tax Relief” benefit because any amounts paid under this benefit can be used to cover taxes that may be due on death benefit proceeds under your Contract. Amounts paid under this benefit, however, may also be subject to tax and may be greater than or less than the amount of taxes due on the death benefits.

The earnings enhancement amount is determined as follows:

•	if all of the Owners and the Annuitant are under age 70 on the date your benefit was issued, the earnings enhancement amount will be 40% of the difference between the standard death benefit (or enhanced death benefit, if that benefit is in effect) and your “Net Purchase Payments,” up to a maximum benefit amount of 80% of your “Adjusted Net Purchase Payments” prior to the date of the decedent’s death;

•	if any of the Owners or the Annuitant is age 70 or older on the date your benefit was issued, the earnings enhancement amount will be 25% of the difference between the standard death benefit (or enhanced death benefit, if that benefit is in effect) and your “Net Purchase Payments,” up to a maximum benefit amount of 50% of your “Adjusted Net Purchase Payments” prior to the date of the decedent’s death; but
•	if there are joint Annuitants under your Contract, we will not count the age of the older Annuitant for either of these purposes unless the older Annuitant is also an Owner.

“Net Purchase Payments,” for purposes of this benefit, means Purchase Payments you paid for the Contract, less any withdrawals in excess of earnings from your Contract (including any charges imposed on these withdrawals). For this purpose, we consider withdrawals to be taken first from earnings on your Contract before they are taken from your Purchase Payments. “Adjusted Net Purchase Payments” means Net Purchase Payments minus any Purchase Payments you paid in the 12-month period prior to the decedent’s death (excluding the initial Purchase Payments).

2.	Accumulated Value Enhancement Benefit or CARESolutions Plus Rider, at an additional charge.

If you elected this benefit when you purchased a Contract, we will make a contribution to the Contract Value on a monthly basis if the covered person (who must be an Owner and the Annuitant):

•	is unable to perform at least 2 activities of daily living without human assistance or has a cognitive impairment; and
•	is receiving certain qualified services described in the Rider.

The amount of the contribution (called the “Monthly Benefit”) is shown in the specifications page of the Contract. However, the benefit contains an inflation protection feature that will increase the Monthly Benefit by 5% each year after the 7th Contract Year. The specifications page of the Contract also contains a limit on how much the Contract Value can be increased by this benefit (the “benefit limit”). The Rider must be in effect for 7 years before any increase will occur.

You could elect this benefit only when you applied for a Contract, if it was then available in your state. Under our current administrative rules, the Monthly Benefit (without regard to the inflation protection feature) is equivalent to 1% of your initial Purchase Payment, up to a maximum Purchase Payment of $300,000. We may reduce this $300,000 limit further, however, if you own additional annuity contracts issued by John Hancock USA and its affiliates that provide a similar benefit. The $300,000 limit applies only to the calculation of the Monthly Benefit under the accumulated value enhancement Rider. (See “Limits on Purchase Payments” for a general description of other Purchase Payment limits under the Contract.)

The Rider terminates if the Contract terminates, if the covered person dies, if the benefit limit is reached, if the Owner is the covered person and the ownership of the Contract changes, or if, before annuity payments start, the Contract Value falls below an amount equal to 25% of your initial Purchase Payment. You may cancel the Rider by written notice at any time. The Rider charge terminates when the Rider terminates.

If you choose to continue the Rider after the Contract’s Maturity Date, charges for the Rider will be deducted from annuity payments and any Monthly Benefit for which the covered person qualifies will be added to the next annuity payment.

In certain marketing materials, this Rider may have been referred to as “CARESolutions Plus.”

3.	Guaranteed Retirement Income Benefit Rider

(Applicable only to Contracts issued before May 1, 2004 that may have been issued with the Guaranteed Retirement Income Benefit Rider)

Under this Rider, we guarantee the amount of annuity payments you receive, if the following conditions are satisfied:

•	The Maturity Date must be within the 30 day period following a Contract Anniversary.
•	If the Annuitant was age 45 or older on the date of issue, the Contract must have been in effect for at least 10 Contract Years on the Maturity Date and the Maturity Date must be on or after the Annuitant’s 60th birthday and on or before the Annuitant’s 90th birthday.
•	If the Annuitant was less than age 45 on the date of issue, the Contract must have been in effect for at least 15 Contract Years on the Maturity Date and the Maturity Date must be on or before the Annuitant’s 90th birthday.

If your Contract was issued with this Rider, you need not choose to receive the guaranteed income benefit that it provides. Rather, unless and until such time as you exercise your option to receive a guaranteed income benefit under this Rider, you will continue to have the option of exercising any other right or option that you would have under the Contract (including withdrawal and annuity payment options) if the Rider had not been added to it.

If you decided to add this Rider to your Contract, and if you ultimately decide to take advantage of the guaranteed income it provides, we will automatically provide that guaranteed income in the form of fixed payments under our “Option A: Life Annuity with Payments for a Guaranteed Period” described below under “Annuity Options.” The guaranteed period will automatically be a number of years that the Rider specifies, based on the Annuitant’s age at the annuity date and whether your Contract is purchased in connection with a Qualified Plan. (These specified periods range from 5 to 10 years.) You will have no discretion to vary this form of payment, if you choose the guaranteed income benefit under this Rider.

We guarantee that the amount you can apply to this Annuity Option to be at least equal to the amount of each Purchase Payment you have paid, accumulated at the rate(s) specified in the Contract, but adjusted for any withdrawals you have taken. The accumulation rates differ between (a) Contract Value allocated to a Fixed Investment Option or Money Market Investment Option (currently 4%) and (b) Contract Value allocated to all other Variable Investment Options (currently 5%). Withdrawals reduce the accumulated amount in direct proportion to the percentage of Contract Value that was reduced by the withdrawal (including any withdrawal charges). After a withdrawal, the accumulation rate(s) are only applied to the remaining accumulated amount. If your total Contract Value is higher than the amount we guarantee, we apply the higher amount to the Annuity Option instead of the guaranteed amount.

The Rider (and the related charges) automatically terminate if your Contract is surrendered or the Annuitant dies.

SCHEDULE B

Hypothetical Total Offer Amount Examples

The following examples demonstrate how we calculate the Total Offer Amount.

Assumptions:

Attained Owner Age	<29	30-39	40-49	50-59	60-69	70-79	80-89	90-99	100+
Enhancement Percent	30%	30%	30%	35%	40%	50%	70%	80%	100%

Example 1 – Contract Owner is 85:

Contract Value:	$10,000

Death Benefit:	$30,000

Net Amount at Risk (NAR):	$20,000

Enhancement Percent (per chart above):	70%

Enhancement Amount: The Enhancement Amount is determined as a percentage of the NAR, as of on June 30, 2018, based on the attained age of the Contract Owner, subject to a minimum of $250.

In this example, the Enhancement Amount is the greater of $250 or 70% of the NAR (70% x $20,000) = $14,000.

The Enhancement Amount is $14,000.

Total Offer Amount: The Total Offer Amount is determined by adding the Enhancement Amount to the Contract Value as of the Business Day we receive your Acceptance in Good Order.

In this example, the Total Offer Amount is equal to $14,000 + $10,000 = $24,000.

Example 2 - Contract Owner is age 65:

Contract Value:	$50,000

Death Benefit:	$75,000

Net Amount at Risk (NAR):	$25,000

Enhancement Percent (per chart above):	40%

Enhancement Amount: The Enhancement Amount is determined as a percentage of the NAR as of on June 30, 2018, based on the attained age of the Contract Owner, subject to a minimum of $250.

The Enhancement Amount is the greater of $250 or 40% of the NAR (40% x $25,000) = $10,000.

In this example, the Enhancement Amount is $10,000.

Total Offer Amount: The Total Offer Amount is determined by adding the Enhancement Amount to the Contract Value as of the Business Day we receive your Acceptance in Good Order.

In this example, the Total Offer Amount is equal to $10,000 + $50,000 = $60,000.

Example 3 - Contract Owner is 45, and the Enhancement Amount is less than the minimum value of $250:

Contract Value:	$1,000

Death Benefit :	$1,500

Net Amount at Risk (NAR):	$500

Enhancement Percent (per chart above):	30%

Enhancement Amount: The Enhancement Amount is determined as a percentage of the NAR as of June 30, 2018, based on the attained age of the Contract Owner, subject to a minimum of $250.

The Enhancement Amount is the greater of $250 or 30% of the NAR (30% x $500) = $150.

In this example, the Enhancement Amount is set at $250 because the minimum Enhancement Amount is $250.

Total Offer Amount: The Total Offer Amount is determined by adding the Enhancement Amount to the Contract Value as of the Business Day we receive your Acceptance in Good Order.

In this example, the Total Offer Amount is equal to $1,000 + $250 = $1,250.

SCHEDULE C

Nonqualified Contracts

(Contracts Not Purchased to Fund an IRA or Other Qualified Plan)

If you accept this termination offer and surrender your Contract, you will be taxed on the Total Offer Amount to the extent it exceeds your investment in the Contract. This means that you may be taxed on all or a portion of the Enhancement Amount. The amount subject to tax represents ordinary income and not capital gains. In general, your investment in the Contract equals the total premiums you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to income tax. However, if you originally purchased your Contract through a tax-deferred Section 1035 exchange of another contract, your investment in the Contract equals the carryover investment in the replaced contract, plus any premium payments you made to your Contract after the exchange and less any non-taxable distributions received after the exchange.

Aggregation of Contracts

Under certain circumstances, you may be taxed on an amount other than the excess of the Total Offer Amount over your investment in the Contract. When a taxpayer has purchased two or more nonqualified deferred annuity contracts from the same insurance company or its affiliates during the same calendar year, all such contracts are treated as one contract for purposes of determining how much is includible in income on the surrender of any contract in the group. If you own other nonqualified deferred annuity contracts, issued by us or our affiliate during the same calendar year as this Contract, we must aggregate the contracts to determine the taxable portion of the amount received on surrender of the Contract. Whether the other contracts have a gain or loss will, therefore, affect how much of the Total Offer Amount represents income.

Penalty Tax on Premature Distributions from a Nonqualified Annuity

In addition to income tax, there is a 10% penalty tax on the taxable amount of a distribution from a deferred annuity contract. Exceptions to this 10% penalty tax include distributions:

•	Received on or after the date the Contract Owner reaches age 59 1⁄2;
•	Attributable to the Contract Owner becoming disabled (as defined in the tax law);
•	Made to a beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant; or
•	Made as a series of substantially equal periodic payments (not less frequently than annually) for the life or life expectancy of the Contract Owner or for the joint lives or joint life expectancies of the Contract Owner and a designated beneficiary.*

* A contract owner, who has been taking a series of substantially equal periodic payments from a contract, may be subject to retroactive application of the penalty tax, plus interest, on a surrender or other change in the payments before the later of turning age 59 1⁄2 and the passage of five years after the date of the first payment in the series.

Section 1035 Exchanges

You may avoid current tax on the income from the surrender of your Contract if you exchange it for another annuity contract in accordance with Internal Revenue Code (“Code”) section 1035. If you elect to do a 1035 exchange to another contract, you will not be taxed until you take a distribution from that contract. For a 1035 exchange, you must first provide us with the other company’s properly completed paperwork and we must pay the Total Offer Amount directly to the other company. You may not take a cash distribution if you intend to defer tax through a 1035 exchange.

Traditional IRAs

In general, all amounts paid out from a Traditional IRA Contract are taxable as ordinary income. In effect, this means that you will be taxed on the Enhancement Amount. However, a portion of what you receive may be excludible from income, if you either made non-deductible contributions to your Contract or had rolled over after-tax contributions from a tax-qualified retirement plan. If you have more than one Traditional IRA, non-deductible contributions in any of those IRAs will factor into the determination of how much of the Total Offer amount is includible in your income. Note that we must report all distributions from IRAs as taxable and you must claim any after-tax amounts when filing your individual tax return.

Penalty Tax on Premature Distributions from a Traditional IRA

In addition to income tax, there is a 10% penalty tax on the taxable amount of any distribution from a Traditional IRA. The penalty tax does not apply to a payment:

•	Received on or after the date on which the Owner reaches 59 1⁄2;
•	Received on or after the Owner’s death;
•	Attributable to the Owner’s disability (as defined in the tax law); or
•	Made as a series of substantially equal periodic payments (not less frequently than annually) for the life or life expectancy of the Owner or the joint lives or joint life expectancies of the Owner and a designated beneficiary.*

* A contract owner, who has been taking a series of substantially equal periodic payments from a contract, may be subject to retroactive application of the penalty tax, plus interest, on a surrender or other change in the payments before the later of turning age 59 1⁄2 and the passage of five years after the date of the first payment in the series.

In addition, the 10% penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or to distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met for these three exceptions to the penalty tax.

Transfers and Rollovers

You may avoid current tax on the income from the surrender of your Contract if you do either a direct transfer of your Total Offer Amount to another Traditional IRA or an indirect rollover to another Traditional IRA. In order to do a direct transfer, you must provide us with the properly completed transfer forms from the issuer of your other Traditional IRA and we will make payment directly to the other issuer. For an indirect rollover, we will pay the Total Offer Amount to you and you are responsible for ensuring that the funds are contributed to your other Traditional IRA within the 60-day window that begins with your receipt of the distribution. If you elect to receive a check, the 60 days begins with your receipt of the check not with the date you cash the check. Please note that you may make only one indirect rollover with respect to all your Traditional IRAs within a 12-month period.

Depending on the terms of the plan, you may also be able to do a direct rollover to a tax-qualified retirement plan in which you are a participant. You should consult with your plan administrator as to whether that is an option. We must receive properly completed forms from the plan to process any such rollover and payment will be made to the plan.

You may do a rollover from a Traditional IRA to a Roth IRA. A rollover to a Roth IRA is taxable but is not subject to the additional 10% penalty tax.

Roth IRAs

Qualified distributions from a Roth IRA are excluded from income. A qualified distribution must satisfy two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

•	Received after the Owner turns age 59 1⁄2;
•	Received after the Owner’s death;
•	Attributable to the Owner being disabled (as defined in the tax law); or
•	A qualified first-time home buyer distribution within the meaning of section 72(t)(2)(F) of the Code.

This means that you may be taxed on all or a portion of the Enhancement Amount.

Penalty Tax on Premature Distributions from a Roth IRA

Taxable distributions before age 59 1⁄2 may also be subject to a 10% penalty tax. This early distribution penalty tax may also apply to amounts converted to a Roth IRA that are subsequently distributed within the 5-year period beginning in the year of conversion. Please read Penalty Tax on Premature Distributions from a Traditional IRA, above, for more information.

Transfers and Rollovers

A direct transfer or an indirect rollover from one Roth IRA to another Roth IRA is not subject to current income tax. In order to do a direct transfer, you must provide us with the properly completed transfer forms from the issuer of your other Roth IRA and we will make payment directly to the other issuer. For an indirect rollover, we will pay the Total Offer Amount to you and you are responsible for ensuring that the funds are contributed to your other Roth IRA within the 60-day window that begins with your receipt of the distribution. If you elect to receive a check, the 60 days begins with your receipt of the check not with the date you cash the check. Please note that you may make only one indirect rollover with respect to all your Roth IRAs within a 12-month period.

Contracts Held In Other Qualified Retirement Plans

Depending on your age, the terms of the plan and the applicable provisions of the Code, there may be restrictions on your ability to receive a distribution from the Contract. Please consult with your plan administrator concerning your ability to receive a distribution from the Contract.

In general, the amount paid to you on surrender of the Contract is taxable as ordinary income. If you have made non-deductible contributions to the Contract, distribution of those amounts are not subject to tax. This means that you may be taxed on the Enhancement Amount.

Penalty Tax on Premature Distributions from Qualified Plans

In addition to income tax, there is a 10% penalty tax on the taxable amount of any distribution from a qualified retirement plan. The penalty tax does not apply to a payment:

•	Received after the employee reaches age 59 1⁄2;
•	Received after the employee’s death;
•	Attributable to the employee’s disability (as defined in the tax law);
•	Made to the employee after separation from service after attainment of age 55; or

•	Made as a series of substantially equal periodic payments (not less frequently than annually) for the life or life expectancy of the employee or the joint lives or joint life expectancies of the employee and a designated beneficiary, provided that such payments began after the employee separated from service.*

* A contract owner, who has been taking a series of substantially equal periodic payments from a contract, may be subject to retroactive application of the penalty tax, plus interest, on a surrender or other change in the payments before the later of turning age 59 1⁄2 and the passage of five years after the date of the first payment in the series.

Rollovers

A direct rollover to another eligible retirement plan, including a Traditional IRA, is not subject to current income tax. Please check with the other plan first to confirm that it will accept a direct rollover from your Contract. In order to do a direct rollover, you must provide us with the properly completed paperwork from the other plan or IRA and we will make payment directly to them.

You may also do an indirect rollover to a Traditional IRA and, depending on the terms of the plan, may be able to do an indirect rollover to another eligible retirement plan. Please check with the other plan first to confirm that it will accept an indirect rollover from your Contract. For an indirect rollover, we will pay you and you are responsible for ensuring that the funds are contributed to your Traditional IRA or other eligible retirement plan within the 60-day window that begins with your receipt of the distribution. If you elect to receive a check, the 60 days begins with your receipt of the check not with the date you cash the check. Please note that we must withhold 20% of your Total Offer Amount as tax if you elect any cash distribution, even if you intend to do an indirect rollover. That means, if you wish to complete an indirect rollover of the entire Total Offer Amount, you must make up the 20% shortfall with other funds. The 20% withheld can be claimed as a credit against your federal income tax liability for the year.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

(Incorporated by reference to this Registration Statement, File No. 333-164147 filed on April 27, 2018.)

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

(Incorporated by reference to this Registration Statement, File No. 333-164147 filed on April 27, 2018.)

PART C OTHER INFORMATION

Guide to Name Changes and Successions:

NAME CHANGES

DATE OF CHANGE	OLD NAME	NEW NAME
February 1, 2000	John Hancock Mutual Life Insurance Company	John Hancock Life Insurance Company*
January 1, 2005	The Manufacturers Life Insurance Company (U.S.A.)	John Hancock Life Insurance Company (U.S.A.)
January 1, 2005	Manulife Financial Securities LLC	John Hancock Distributors LLC
January 1, 2005	Manufacturers Securities Services LLC	John Hancock Investment Management Services LLC
January 1, 2010	John Hancock Variable Annuity Account H	John Hancock Life Insurance Company (U.S.A.) Separate Account Q

*	Effective January 1, 2010, John Hancock Life Insurance Company (“JHLICO”) and John Hancock Variable Life Insurance Company (“JHVLICO”) merged into John Hancock Life Insurance Company (U.S.A.) with the latter becoming the owner of all of JHLICO’s and JHVLICO’s assets.

*   *   *   *   *

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS.

(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account Q, incorporated by reference to Exhibit 24(A)(1) to Post-Effective Amendment No. 9 to this Registration Statement, File No. 333-164147, filed on April 27, 2018.

(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.), incorporated by reference to Exhibit 24(A)(2) to Post-Effective Amendment No. 9 to this Registration Statement, File No. 333-164147, filed on April 27, 2018.

(B) EXHIBITS:

1.	(a)	John Hancock Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account H, dated April 8, 1996; incorporated herein by reference to the Registrant’s Registration Statement, filed with the Commission on July 18, 1996.

	(b)	John Hancock Life Insurance Company (U.S.A.) Board Resolutions dated September 28, 2009 accepting and renaming the separate account upon merger to John Hancock Life Insurance Company (U.S.A.) Separate Account Q - incorporated by reference to Exhibit (24)(B)(1)(b) to this initial Registration Statement filed on Form N-4, File No. 333-164147, filed on January 4, 2010.

2.		Not Applicable.

3.	(a)	Distribution and Servicing Agreement dated February 17, 2009 - incorporated by reference to Exhibit (24)(b)(3)(ii) to Post—Effective Amendment No. 31 to Form N-4, File No. 333-70728, filed on April 30, 2009.

	(b)	General Agent and Broker-Dealer Selling Agreement - incorporated by reference to Exhibit (24)(b)(3)(b) to Post-effective Amendment No. 7 to Form N-4 Registration Statement of John Hancock Life Insurance Company (File Nos. 333-84771) filed April 3, 2009.

4.	(a)	Reserved

	(b)	Reserved

	(c)	Form of deferred combination fixed and variable annuity contract, incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, File No. 333-81103, filed on August 9, 1999.

	(d)	Form of waiver of withdrawal charge rider, incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, File No. 333-81103, filed on August 9, 1999.

	(e)	Form of guaranteed retirement income benefit rider, incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, File No. 333-81103, filed on August 9, 1999.

	(f)	Form of death benefit enhancement rider, incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, File No. 333-81103, filed on August 9, 1999.

	(g)	Form of accumulated value enhancement rider, incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, File No. 333-81103, filed on August 9, 1999.

	(h)	Form of death benefit enhancement rider for Revolution Value II Variable Annuity Contracts, incorporated by reference to Post-Effective Amendment No. 6 this Registration Statement, File No. 333-81103, filed on January 9, 2003.

	(i)	Form of Guaranteed Retirement Income Benefit Rider for Revolution Value II Variable Annuity Contracts, incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement, File No. 333-81103, filed on January 9, 2003.

	(j)	Form of Highest Anniversary Value Death Benefit Rider for Revolution Value II Variable Annuity Contracts, incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement, File No. 333-81103, filed on January 9, 2003.

	(k)	Form of Flexible premium deferred variable annuity contract for Revolution Value II Variable Annuity, incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement, File No. 333-81103, filed on January 9, 2003.

	(l)	Form of Endorsement dated December 31, 2009 applicable to contracts, policies or certificates as a result of the merger of John Hancock Life Insurance Company into John Hancock Life Insurance Company (U.S.A.) - incorporated by reference to Exhibit (24)(B)(4)(l) to this initial Registration Statement filed on Form N-4, File No. 333-164147, filed on January 4, 2010.

5.		Form of contract application, incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, File No. 333-81103, filed on August 9, 1999.

6.	(a)	Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

	(b)	Certificate of Amendment to Certificate of Incorporation of the Company, Name Change July 1984 – Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

	(c)	Certificate of Amendment to Certificate of Incorporation of the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(iii) to post-effective amendment no. 20 to Registration Statement (File No. 333-70728), filed on May 1, 2007.

	(d)	By-Laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.) dated December 2, 1992. - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

	(e)	Amendment to By-Laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.) dated June 7, 2000. - Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

	(f)	Amendment to By-Laws of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.) dated March 12, 1999. - Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

	(g)	Amendment to By-Laws reflecting the Company’s name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005 - Incorporated by reference to Exhibit (b)(6)(v) to post-effective amendment no. 20 to Registration Statement (File No. 333-70728), filed on May 1, 2007.

	(h)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) effective June 15, 2010, incorporated by reference to Exhibit 24 (b) (6) (vi) to Post-Effective Amendment No. 35 to Registration Statement, File No. 333-70728, filed November 8, 2010.

	(i)	Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) effective July 26, 2010, incorporated by referenced to Exhibit 24 (b) (6) (vii) to Post-Effective Amendment No. 35 to Registration Statement File No. 333-70728, filed November 8, 2010.

	(j)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) dated October 23, 2012, incorporated by reference to Exhibit 24(b)(6)(viii) to Post-Effective Amendment No. 6 to Registration Statement File No. 333-162245, filed January 18, 2013.

7.		Not Applicable.

8.		Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

	(a)	Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Variable Annuity Contracts between John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York-incorporated by reference to Exhibit (24)(B)(8)(a) to this initial Registration Statement filed on Form N-4, File No. 333-164147, filed on January 4, 2010.

	(b)	(1) CSC Customer Agreement dated June 30, 2004, incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this Exhibit have been omitted pursuant to an order granting Confidential Treatment granted by the SEC on March 28, 2014.]

(2) Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this Exhibit have been omitted pursuant to an order granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(c)	(i) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

(ii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

(iii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

(iv) Amended and Restated Participation Agreement among M Fund, Inc., M Fund Advisers, Inc., John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.), and John Hancock Life Insurance Company of New York dated November 13, 2009 - incorporated by reference to Exhibit (24)(B)(8)(c)(iv) to this initial Registration Statement filed on Form N-4, File No. 333-164147, filed on January 4, 2010.

9.	(a)	Opinion and Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 4 to this Registration Statement File No. 333-81103, filed on October 19, 2001.

	(b)	Opinion and Consent of Counsel - incorporated by reference to Exhibit 24(B)(9)(b) to this initial Registration Statement filed on Form N-4, File No. 333-164147, filed on January 4, 2010.

10.	(a)	Form of Representation of counsel (included as part of its opinion filed as Exhibit 9(b) and incorporated herein by reference).

	(b)	Consent of Independent Registered Public Accounting Firm. [FILED HEREWITH]

	(c)	Powers of Attorney for: James R. Boyle; Thomas Borshoff, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr.; and John G. Vrysen - incorporated by reference to Exhibit 24(B)(10)(c) to this initial Registration Statement filed on Form N-4, File No. 333-164147, filed on January 4, 2010.

	(d)	Powers of Attorney for Paul M. Connolly and Steven Finch, incorporated by reference to Exhibit 24(B)(10)(d) to this Registration Statement, File No. 333-164147, filed on May 2, 2012.

	(e)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(B)(10)(e) to this Registration Statement, File No. 333-164147, filed on April 30, 2012.

	(f)	Power of Attorney for Craig Bromley, incorporated by reference to Exhibit 24(B)(10)(f) to this Registration Statement, File No. 333-164147, Filed on April 25, 2013.

(g)	Power of Attorney for Michael Doughty, incorporated by reference to Exhibit 24(B)(10)(g) to this Registration Statement, File No. 333-164147, Filed on April 28, 2014.

(h)	Power of Attorney for Linda A. Davis Watters, incorporated by reference to Exhibit 24(B)(10)(h) to this Registration Statement, File No. 333-164147, Filed on April 28, 2017.

(i)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(B)(10)(i) to this Registration Statement, File No. 333-164147, filed on April 27, 2018.

11.	Not Applicable.

12.	Not Applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF MAY 14, 2018

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Marianne Harrison*	Chair, President, and Chief Executive Officer
Thomas Borshoff*	Director
Paul M. Connolly*	Director
Ruth Ann Fleming*	Director
James D. Gallagher*	Director, Executive Vice President
Marianne Harrison*	Director
Scott S. Hartz***	Director, Executive Vice President, and Chief Investment Officer – U.S. Investments
Rex Schlaybaugh, Jr.*	Director
Brooks Tingle ***	Director and Senior Vice President
John G. Vrysen*	Director
Linda A. Davis Watters*	Director and Vice President
Andrew G. Arnott*	Executive Vice President
Christopher Paul Conkey***	Executive Vice President
Gregory Framke**	Executive Vice President
Gretchen Garrigues**	Executive Vice President
Peter Gordon*	Executive Vice President
Naveed Irshad **	Executive Vice President and Head of Legal Businesses
Halina K. von dem Hagen**	Executive Vice President and Treasurer
Emanuel Alves *	Senior Vice President and General Counsel
John C.S. Anderson***	Senior Vice President
Michael Biagiotti†	Senior Vice President
Nadine Chakar***	Senior Vice President
Kevin J. Cloherty*	Senior Vice President
Steven F. Dorval*	Senior Vice President
Barbara Goose*	Senior Vice President and Chief Marketing Officer
Linda Levyne *	Senior Vice President
Patrick McGuinness†	Senior Vice President
William McPadden***	Senior Vice President
Lee Ann Murray***	Senior Vice President
James O’Brien†	Senior Vice President
Sebastian Pariath †	Senior Vice President, Head of Operations, and Chief Information Officer
Alan R. Seghezzi***	Senior Vice President
Martin Sheerin*	Senior Vice President and Chief Financial Officer
Curt Smith†	Senior Vice President
Anthony Teta*	Senior Vice President
Leo Zerilli*	Senior Vice President
Lynda Abend*	Vice President
John Addeo***	Vice President
Abigail M. Armstrong*	Vice President
Sudi Arora***	Vice President
Kevin Askew*	Vice President
Jesse Bean*	Vice President
William Dwayne Bertrand***	Vice President
Zahir Bhanji**	Vice President and CFO – JH Insurance
Stephen J. Blewitt***	Vice President
Alan M. Block*	Vice President
Robert Boyda***	Vice President
Paul Boyne***	Vice President

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF MAY 14, 2018

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Ian B. Brodie***	Vice President
Ted Bruntrager*	Vice President and Chief Risk Officer
Grant Buchanan**	Vice President
Daniel C. Budde***	Vice President
Robert Burrow*	Vice President
Jennifer Toone Campanella***	Vice President
Thomas Carlisle***	Vice President
Rick A. Carlson*	Vice President
Patricia Rosch Carrington***	Vice President
Bob Carroll*	Vice President
Todd J. Cassler *	Vice President
Ken K. Cha *	Vice President
Brian Collins*	Vice President
Paul M. Crowley***	Vice President
Marcelle Daher***	Vice President
Kenneth D’Amato***	Vice President
John J. Danello*	Vice President
Andreas Deutschmann†	Vice President
Robert Donahue†	Vice President
Jeffrey Duckworth*	Vice President
Carolyn Flanagan***	Vice President
Lauren Marx Fleming***	Vice President
Philip J. Fontana*	Vice President
Carl O. Fowler***	Vice President
Scott Francolini*	Vice President
Paul Gallagher*	Vice President
Thomas C. Goggins***	Vice President
Susan Ghalili***	Vice President
Geoff Gittins**	Vice President
Jeffrey N. Given***	Vice President
Howard C. Greene***	Vice President
Christopher Griswold*	Vice President
Richard Harris**	Vice President and Appointed Actuary
Ellie Harrison*	Vice President, US Human Resources
John Hatch*	Vice President
Michael Hession *	Vice President
Kevin Hill *	Vice President
James C. Hoodlet***	Vice President
Steven Hutcheon *	Vice President
Daniel S. Janis III***	Vice President
Mitchell Karman*	Vice President, Chief Compliance Officer, and Counsel
Recep C. Kendircioglu***	Vice President
Neil P. Kerins***	Vice President
Frank Knox*	Vice President, Chief Compliance Officer – Retail Funds/Separate Accounts
Hung Ko**	Vice President, Treasury
Diane R. Landers***	Vice President
Scott Lively*	Vice President

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF MAY 14, 2018

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Jeffrey H. Long	Vice President
Jennifer Lundmark *	Vice President
Patrick MacDonnell*	Vice President
Nathaniel I. Margolis***	Vice President
Christopher Maryanopolis***	Vice President
John B. Maynard*	Vice President
Karen McCafferty*	Vice President
Scott A. McFetridge***	Vice President
Jonathan McGee***	Vice President
Anne McNally *	Vice President
Michael McNamara *	Vice President
Steven E. Medina***	Vice President
Maureen Milet***	Vice President and Chief Compliance Officer - Investments
Scott Morin*	Vice President
Camille Mucci***	Vice President
Patrick M. Murphy*	Vice President
Jeffrey H. Nataupsky***	Vice President
Scott Navin***	Vice President
Sinead O’Connor*	Vice President
Christopher O’Keefe *	Vice President
Jacques Ouimet†	Vice President
Jeffrey Packard***	Vice President
Gary M. Pelletier***	Vice President
E. David Pemstein***	Vice President
Wendell L. Perkins *	Vice President
Charlie Philbrook*	Vice President
David Plumb*	Vice President
Tracey Polsgrove*	Vice President
Jill Rebman**	Vice President
William Shannon Reid *	Vice President
George Revoir*	Vice President
Charles A. Rizzo*	Vice President
Robert William Rizzo *	Vice President
Susan Roberts *	Vice President
Keri Rogers†	Vice President
Ian Roke†	Vice President
Andrew Ross**	Vice President
Ronald J. Rovner *	Vice President
Devon Russell *	Vice President
Lisa Ann Ryan†	Vice President
Frank Saeli***	Vice President
Thomas Samoluk*	Vice President
Emory W. Sanders***	Vice President
Jeffrey R. Santerre***	Vice President
Christopher L. Sechler*	Vice President
Thomas Shea***	Vice President
Gordon Shone*	Vice President
Susan Simi***	Vice President
Darren Smith*	Vice President

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF MAY 14, 2018

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Rob Stanley*	Vice President
Paddy Subbaraman*	Vice President
Wilfred Talbot *	Vice President
Nathan Thooft***	Vice President
Tony Todisco*	Vice President
Brian E. Torrisi***	Vice President
Len van Greuning †	Vice President
Simonetta Vendittelli*	Vice President and Controller
Peter de Vries*	Vice President
Lisa Ann Welch***	Vice President
Adam Wise***	Vice President
R. Blake Witherington***	Vice President
Henry Wong***	Vice President
Laura Wooster***	Vice President
Ross Zilber*	Vice President

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon Street, Boston, MA 02117
****	Principal business office is 164 Corporate Drive Portsmouth, NH 03801
†	Principal business office is 200 Berkeley Street, Boston, MA 02116
††	Principal business office is 380 Stuart Street, Boston, MA 02116
†††	Principal business office is 200 Clarendon Street, Boston, MA 02116
††††	Principal business office is 25 Water Street South, Kitchener, ON Canada N2G 4Y5
#	Principal business office is 101 Huntington Avenue, Boston, MA 02199

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the “Company”), operated as a unit investment trust. Registrant supports benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2017 appears below:

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2017

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Asset Management Holdings (Canada) Inc. (Canada)
Manulife Asset Management Limited (Canada)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Property Limited Partnership (Ontario)(4)
Manulife Property Limited Partnership II (Ontario)(5)
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Western Holdings Limited Partnership(3) (Alberta)
PT Asuransi Jiwa Manulife Indonesia(1) (Indonesia)
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
Manulife Asset Management (Thailand) Company Limited (Thailand)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife (International) Limited (Bermuda)
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
John Hancock Investment Management Services, LLC (Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Manulife Asset Management (US) LLC (Delaware)
John Hancock Advisers, LLC(2) (Delaware)
John Hancock Funds, LLC (Delaware)
John Hancock Insurance Agency, Inc. (Delaware)
John Hancock Reassurance Company Ltd. (Michigan)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
(2) The remaining 0.1% equity of John Hancock Advisers, LLC is indirectly held by The Manufacturers Investment Corporation
(3) 99% limited partnership interest is held by The Manufacturers Life Insurance Company
(4) 99% limited partnership interest is held by The Manufacturers Life Insurance Company
(5) 99% limited partnership interest is held by Manulife Property Limited Partnership II

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

ITEM 27. NUMBER OF CONTRACT OWNERS

Outstanding, as of May 30, 2018, were 3,419 qualified contracts and 2,875 nonqualified contracts of the series offered.

ITEM 28. INDEMNIFICATION

Article XIV of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director’s fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i)	a breach of the director’s duty or loyalty to the Corporation or its shareholders or policyholders;

ii)	acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii)	a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv)	a transaction from which the director derived an improper personal benefit; or

v)	an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XIV shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY	CAPACITY IN WHICH ACTING
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter

(b)	John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of James C, Hoodlet***, George Revoir*, Alan Seghezzi***, Martin Sheerin*, and Christopher M. Walker**) who have authority to act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon Street, Boston, MA 02116

(c)	None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All books and records are maintained at 601 Congress Street, Boston MA 02110.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a)	Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company (U.S.A.) (“Company”) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

(b)	Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)	Undertakings Pursuant to Item 32 of Form N-4

(1)	The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)	The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(3)	The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 1st day of June, 2018.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q (Registrant)

By:	JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) (Depositor)

By:	/s/ Marianne Harrison
Marianne Harrison
Chair and President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By:	/s/ Marianne Harrison
Marianne Harrison
Chair and President

SIGNATURES

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 1st day of June, 2018.

Signature	Title

/s/ Marianne Harrison Marianne Harrison	Chair and President (Principal Executive Officer)

/s/ Martin Sheerin Martin Sheerin	Senior Vice President and Chief Financial Officer (Principal Financial Officer)

/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller (Principal Accounting Officer)

* Thomas Borshoff	Director

* Paul M. Connolly	Director

* Ruth Ann Fleming	Director

* James D. Gallagher	Director

* Scott S. Hartz	Director

* Rex Schlaybaugh, Jr.	Director

Brooks Tingle	Director

* John G. Vrysen	Director

* Linda A. Davis Watters	Director

*/s/ Thomas J. Loftus Thomas J. Loftus Pursuant to Power of Attorney	Senior Counsel—Annuities

INDEX TO EXHIBITS

FORM N-4

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT Q

Exhibits
24(B)(10)(b)	Consent of Independent Registered Public Accounting Firm.